Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

Note 7 – OTHER CURRENT LIABILITIES

Other current liabilities mainly consist of interest payable, wages payable and other payables. Wages payable include salaries and bonuses of employees.

	As of December 31,
	2024	2023
Other payables	$2,754,305	$114,352
Interest payable	33,917	3,573
Wages payable	55,839	48,100
Accrued expenses	15,000	-
Total	$2,859,061	$166,025